Future Minimum Lease Payments to be Received Under Operating Leases that have Remaining Non-Cancelable Terms (Detail) (Non Cancelable Lease Receivable, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Non Cancelable Lease Receivable
Leases Disclosure [Line Items]
2014	¥ 161
2015	22
2016	22
2017	22
2018	22
2019 and thereafter	22
Total minimum future rentals	¥ 271